Condensed Financial Information of the Parent Company - Schedule of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ (710,754)	$ (103,375)	¥ (788,291)	¥ (352,952)
General and administrative expenses	(701,353)	(102,008)	(588,664)	(237,808)
Profits from operations
Other income, net	148,356	21,578	36,531	13,684
Net profit	2,469,074	359,112	1,082,983	501,490
Accretion on convertible redeemable preferred shares to redemption value			(3,073,471)	(562,022)
Net profit(loss) attributable to ordinary shareholders	2,469,074	359,112	(1,990,488)	(60,532)
Parent Company [Member]
Operating expenses
Sales and marketing expenses	(2)
General and administrative expenses	(57,448)	(8,355)	(71,189)	(8,605)
Profits from operations
Other income, net	21,183	3,081	2,515	8
Share of profit of subsidiaries	2,505,341	364,386	1,151,657	510,087
Net profit	2,469,074	359,112	1,082,983	501,490
Net profit(loss) attributable to ordinary shareholders	¥ 2,469,074	$ 359,112	(1,990,488)	(60,532)
Series A Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			(1,237,274)	(236,662)
Series A Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			(1,237,274)	(236,662)
Series B Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			(905,861)	(171,106)
Series B Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			(905,861)	(171,106)
Series C Convertible Redeemable Preferred Shares [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			(930,336)	(154,254)
Series C Convertible Redeemable Preferred Shares [Member] | Parent Company [Member]
Profits from operations
Accretion on convertible redeemable preferred shares to redemption value			¥ (930,336)	¥ (154,254)